Operating Lease Right-of-Use (ROU) Assets and Operating Lease Liabilities - Schedule of Future Base Operating Lease Payments (Details)	Feb. 28, 2021 USD ($)
Leases [Abstract]
2021	$ 101,854
2022	411,278
2023	391,832
2024	373,870
2025	330,017
2026	110,000
Total minimum non-cancelable operating lease payments	1,718,851
Less: discount to fair value	(405,258)
Total lease liability at February 28, 2021	$ 1,313,593